Document and Entity Information	Sep. 17, 2026
Cover [Abstract]
Document type	8-K
Document period end date	Sep. 17, 2026
Entity registrant name	VALERO ENERGY CORP/TX
Entity incorporation, state or country code	DE
Entity file number	001-13175
Entity tax identification number	74-1828067
Entity address, address line one	One Valero Way
Entity address, city or town	San Antonio
Entity address, state or province	TX
Entity address, postal zip code	78249
City area code	210
Local phone number	345-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) security	Common Stock, par value $0.01 per share
Trading symbol	VLO
Security exchange name	NYSE
Entity emerging growth company	false
Entity central index key	0001035002
Amendment flag	false